Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024	Apr. 01, 2023	Mar. 26, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
(a) Fiscal Year (1)	(b) SCT Total PEO 1	(c) SCT Total PEO 2	(d) CAP to PEO 1 (2)	(e) CAP to PEO 2 (2)	(f) Average SCT Total for Non-PEO NEOs	(g) Average CAP to Non-PEO NEOs (2)	(h) Total Shareholder Return (3)	(i) Peer Group Total Shareholder Return (3)	(j) Net Income (in thousands)	(k) CSM: Consolidated EBIT (in thousands) (4)
2026	$6,661,922	$-	$11,060,323	$-	$2,283,273	$4,269,230	$235.75	$117.76	$225,880	$299,145
2025	3,565,927	5,914,378	4,216,572	(15,220,969)	2,162,934	2,702,319	164.57	112.74	180,942	239,352
2024		6,973,503		7,367,614	1,815,713	2,369,165	150.32	147.96	146,996	198,214
2023		9,795,809		(3,068,276)	1,476,243	103,495	121.07	100.55	170,553	231,787
2022		4,479,778		17,738,024	1,419,248	3,174,953	152.50	83.37	192,450	258,338
(1)	NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2026	John Hazen	James M. Watkins, Laurie Grijalva, Jonathon Kosoff, Michael A. Love
2025	John Hazen (beginning November 22, 2024) James G. Conroy (until November 22, 2024)	James M. Watkins, Peter Starrett, Laurie Grijalva, Michael A. Love
2024	James G. Conroy	James M. Watkins, Laurie Grijalva, John Hazen, Michael A. Love
2023, 2022	James G. Conroy	Gregory V. Hackman, James M. Watkins, Laurie Grijalva, John Hazen, Michael A. Love

(2)	The dollar amounts reported in columns (d), (e), and (g) represent the amounts of CAP to PEO 1, CAP to PEO 2, and Average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEOs or Non-PEO NEOs without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends. No adjustments were made for equity awards that were granted and vested in the same fiscal year, as there were no such equity awards for the fiscal years presented. Additionally, no adjustments were made for equity awards that failed to meet their vesting conditions, as any such equity awards were previously accounted for in prior fiscal years. The following tables reconcile CAP to the SCT Total for the PEOs and the Non-PEO NEOs.

PEO 1 SCT Total to CAP Reconciliation

	Fiscal 2026	Fiscal 2025
SCT Total	$6,661,922	$3,565,927
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	4,100,160	1,850,221
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	5,856,681	2,109,234
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	2,379,760	155,754
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	262,120	235,878
CAP	$11,060,323	$4,216,572

PEO 2 SCT Total to CAP Reconciliation

	Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022
SCT Total	$-	$5,914,378	$6,973,503	$9,795,809	$4,479,778
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	-	5,250,100	4,899,980	8,200,025	1,600,078
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	-	-	6,766,392	3,795,733	986,054
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	-	-	2,045,422	(6,212,364)	12,759,978
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	-	892,225	(3,517,723)	(2,247,429)	1,112,292
Less: Fair Value as of Prior Fiscal Year-End of Equity Awards that Failed to Meet Applicable Vesting Conditions	-	16,777,472	-
CAP	$-	$(15,220,969)	$7,367,614	$(3,068,276)	$17,738,024

Average Non-PEO NEOs SCT Total to CAP Reconciliation

	Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022
SCT Total	$2,283,273	$2,162,934	$1,815,713	$1,476,243	$1,419,248
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	1,075,187	1,117,637	999,984	760,030	464,967
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	1,535,801	1,382,935	1,380,883	334,917	294,822
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	1,324,668	116,513	274,804	(530,391)	1,573,495
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	200,675	157,574	(102,251)	(417,244)	352,355
CAP	$4,269,230	$2,702,319	$2,369,165	$103,495	$3,174,953

(3)	Total Stockholder Return (“TSR”) and peer group TSR reflect our TSR compared to that of a peer group of similarly-sized (based on EBITDA, market capitalization, and revenue sizes, as well as total shareholder return) publicly-traded companies in similar business sectors, most notably specialty retail, used by our compensation committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” Information regarding the peer group, including changes in the companies comprising the fiscal 2026 peer group and the TSR calculations based on the fiscal 2025 peer group, is set forth under “Company TSR Compared to Peer Group TSR.” TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on March 26, 2021, through and including the end of the applicable fiscal year as presented in the table. TSR calculations reflect reinvestment of dividends.
(4)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, a non-GAAP financial measure that is defined for this purpose as earnings before income taxes, excluding certain one-time selling, general, and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Company Selected Measure Name	Consolidated EBIT
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2026	John Hazen	James M. Watkins, Laurie Grijalva, Jonathon Kosoff, Michael A. Love
2025	John Hazen (beginning November 22, 2024) James G. Conroy (until November 22, 2024)	James M. Watkins, Peter Starrett, Laurie Grijalva, Michael A. Love
2024	James G. Conroy	James M. Watkins, Laurie Grijalva, John Hazen, Michael A. Love
2023, 2022	James G. Conroy	Gregory V. Hackman, James M. Watkins, Laurie Grijalva, John Hazen, Michael A. Love

Peer Group Issuers, Footnote
(3)	Total Stockholder Return (“TSR”) and peer group TSR reflect our TSR compared to that of a peer group of similarly-sized (based on EBITDA, market capitalization, and revenue sizes, as well as total shareholder return) publicly-traded companies in similar business sectors, most notably specialty retail, used by our compensation committee in making executive compensation determinations and described under “Compensation Discussion and Analysis.” Information regarding the peer group, including changes in the companies comprising the fiscal 2026 peer group and the TSR calculations based on the fiscal 2025 peer group, is set forth under “Company TSR Compared to Peer Group TSR.” TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on March 26, 2021, through and including the end of the applicable fiscal year as presented in the table. TSR calculations reflect reinvestment of dividends.

Adjustment To PEO Compensation, Footnote

PEO 1 SCT Total to CAP Reconciliation

	Fiscal 2026	Fiscal 2025
SCT Total	$6,661,922	$3,565,927
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	4,100,160	1,850,221
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	5,856,681	2,109,234
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	2,379,760	155,754
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	262,120	235,878
CAP	$11,060,323	$4,216,572

PEO 2 SCT Total to CAP Reconciliation

	Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022
SCT Total	$-	$5,914,378	$6,973,503	$9,795,809	$4,479,778
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	-	5,250,100	4,899,980	8,200,025	1,600,078
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	-	-	6,766,392	3,795,733	986,054
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	-	-	2,045,422	(6,212,364)	12,759,978
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	-	892,225	(3,517,723)	(2,247,429)	1,112,292
Less: Fair Value as of Prior Fiscal Year-End of Equity Awards that Failed to Meet Applicable Vesting Conditions	-	16,777,472	-
CAP	$-	$(15,220,969)	$7,367,614	$(3,068,276)	$17,738,024

Non-PEO NEO Average Total Compensation Amount	$ 2,283,273	$ 2,162,934	$ 1,815,713	$ 1,476,243	$ 1,419,248
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,269,230	2,702,319	2,369,165	103,495	3,174,953
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation

	Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022
SCT Total	$2,283,273	$2,162,934	$1,815,713	$1,476,243	$1,419,248
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	1,075,187	1,117,637	999,984	760,030	464,967
Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	1,535,801	1,382,935	1,380,883	334,917	294,822
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Years	1,324,668	116,513	274,804	(530,391)	1,573,495
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Years	200,675	157,574	(102,251)	(417,244)	352,355
CAP	$4,269,230	$2,702,319	$2,369,165	$103,495	$3,174,953

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Compensation-Related Measures

The following table sets forth an unranked list of the most important measures, including the CSM, used by the Company to link CAP for the PEOs and each of the Non-PEO NEOs to Company performance for fiscal 2026 as described in more detail above under “Compensation Discussion and Analysis”:

	PEO	Non-PEO NEOs
	John Hazen	James M. Watkins	Laurie Grijalva	Jon Kosoff	Michael A. Love
Consolidated EBIT*	X	X	X	X	X
Earnings per Diluted Share	X	X	X	X	X
Revenue	X	X	X	X	X
Consolidated Merchandise Margin			X
Consolidated Exclusive Brand Sales Penetration			X	X	X

* Consolidated EBIT is a non-GAAP financial measure that is defined for this purpose as earnings before income taxes, excluding certain one-time selling, general, and administrative expenses.

Total Shareholder Return Amount	$ 235.75	164.57	150.32	121.07	152.5
Peer Group Total Shareholder Return Amount	117.76	112.74	147.96	100.55	83.37
Net Income (Loss)	$ 225,880,000	$ 180,942,000	$ 146,996,000	$ 170,553,000	$ 192,450,000
Company Selected Measure Amount	299,145,000	239,352,000	198,214,000	231,787,000	258,338,000
PEO Name	John Hazen
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated EBIT*
Non-GAAP Measure Description
(4)	In accordance with SEC rules, the table must include, in addition to relative TSR and Net Income, a Company-Selected Measure (“CSM”). We have included Consolidated EBIT, a non-GAAP financial measure that is defined for this purpose as earnings before income taxes, excluding certain one-time selling, general, and administrative expenses. As discussed above under “Compensation Discussion and Analysis,” Consolidated EBIT is a key measure used in determining compensation of our NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Merchandise Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Exclusive Brand Sales Penetration
Mr. Hazen
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,661,922	$ 3,565,927
PEO Actually Paid Compensation Amount	11,060,323	4,216,572
Mr. Conroy
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,914,378	$ 6,973,503	$ 9,795,809	$ 4,479,778
PEO Actually Paid Compensation Amount		(15,220,969)	7,367,614	(3,068,276)	17,738,024
PEO | Mr. Hazen | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,100,160)	(1,850,221)
PEO | Mr. Hazen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,856,681	2,109,234
PEO | Mr. Hazen | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379,760	155,754
PEO | Mr. Hazen | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,120	235,878
PEO | Mr. Conroy | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,250,100)	(4,899,980)	(8,200,025)	(1,600,078)
PEO | Mr. Conroy | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,766,392	3,795,733	986,054
PEO | Mr. Conroy | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,045,422	(6,212,364)	12,759,978
PEO | Mr. Conroy | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		892,225	(3,517,723)	(2,247,429)	1,112,292
PEO | Mr. Conroy | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,777,472)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,075,187)	(1,117,637)	(999,984)	(760,030)	(464,967)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,535,801	1,382,935	1,380,883	334,917	294,822
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,324,668	116,513	274,804	(530,391)	1,573,495
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 200,675	$ 157,574	$ (102,251)	$ (417,244)	$ 352,355